Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital market/Digital solutions and other services income	$ 130,914	$ 175,171	$ 179,815
Disposal gain generated from related parties	133,569	28,518	22,360
Related Party [Member]
Disposal gain generated from related parties	0	0	16,094
Capital Market Solutions Service Income [Member] | Related Party [Member]
Capital market/Digital solutions and other services income	0	1,152	13,565
Digital Solutions And Other Service Income [Member] | Related Party [Member]
Capital market/Digital solutions and other services income	2,554	1,596	0
Fashion Arts Luxury Media Advertising And Marketing Services Income [Member] | Related Party [Member]
Fashion, art and luxury media advertising and marketing services income	$ 2,726	$ 2,888	$ 0